Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands	Aug. 06, 2018	Mar. 13, 2018	Jan. 25, 2018	Jan. 08, 2018	May 31, 2018	Mar. 09, 2018
Statement Line Items [Line Items]
Aggregate ordinary shares		3,333,336			400,000
Warrants to purchase shares		2,500,002
Aggregate purchase price		$ 5,000
Warrants issued						982,344
Warrants term		The warrants may be exercised after 6 months from the date of issuance for a period of five and a half years.
Subsequent Event [Member]
Statement Line Items [Line Items]
Aggregate ordinary shares		3,333,336
Warrants to purchase shares		2,500,002
Aggregate purchase price		$ 5,000
Total upfront and milestone payment			$ 2,200
Warrants issued						982,344
Warrants term		The warrants may be exercised after 6 months from the date of issuance for a period of five and a half years and have an exercise price of USD 2.00 per ADS (subject to certain adjustments)
Subsequent Event [Member] | Placement agent warrants [Member]
Statement Line Items [Line Items]
Warrants to purchase shares		166,667
Subsequent Event [Member] | ADS [Member]
Statement Line Items [Line Items]
Aggregate ordinary shares		6,666,672
Warrants to purchase shares		5,000,004
Warrant exercise price		$ 2.00
Subsequent Event [Member] | ADS [Member] | Placement agent warrants [Member]
Statement Line Items [Line Items]
Warrants to purchase shares		333,334
Warrant exercise price		$ 2.00
Subsequent Event [Member] | Gebro Holding [member]
Statement Line Items [Line Items]
Sale of milestone description				(i) €300 upon initiation of the ACRobat Phase III clinical trial for the treatment of rheumatoid arthritis and €300 upon the initiation of the COMFORT Phase III clinical trial for the treatment of psoriasis, (ii) between €750 and €1,600 following first delivery of commercial launch quantities of Piclidenson for either the treatment of rheumatoid arthritis or psoriasis, and (iii) between €300 and up to €4,025 upon meeting certain net sales.
Subsequent Event [Member] | Gebro Holding [member] | Euro [Member]
Statement Line Items [Line Items]
Total upfront and milestone payment				$ 1,500
Subsequent Event [Member] | CMS Medical [Member]
Statement Line Items [Line Items]
Warrants term	Under the License, Collaboration and Distribution Agreement, the Company is entitled to USD 2,000 upon execution of the agreement plus milestone payments upon achieving certain regulatory and sales milestones. In addition, following regulatory approval, the Company shall be entitled to future double digit royalties on net sales in the territories and payment for the manufacturing Piclidenoson and Namodenoson.
Received upfront payment	$ 2,000
Subsequent Event [Member] | March 2014 Financing [Member]
Statement Line Items [Line Items]
Warrants issued						98,234